UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Long Municipal Income ETF (TMNL)

Principal Listing Exchange: Nasdaq Stock Market LLC

This annual shareholder report contains important information about Long Municipal Income ETF (the "fund") for the period of November 19, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Municipal Income ETF	$7	0.26%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,854
  Number of Portfolio Holdings110
  Investment Advisory Fees Paid (000s)$16
  Portfolio Turnover Rate71.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	15.1%
Virginia	11.8
Texas	10.3
Maryland	8.2
California	7.7
Georgia	6.8
North Carolina	4.8
Puerto Rico	3.7
New Jersey	3.6
Other	28.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	25.4%
Health Care	14.8
Housing	11.9
Education	10.9
Special Tax	8.6
Water & Sewer	4.7
Industrial & Pollution Control	2.9
Leasing	1.3
General Obligations - Local	1.3
Other	18.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Long Municipal Income ETF (TMNL)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202505-4541202

ETF1255-052 04/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$36,505	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
February 28, 2026
T. ROWE PRICE
TMNL	Long Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

11/19/25(1) Through
2/28/26
NET ASSET VALUE
Beginning of period	$ 50.00
Investment activities
Net investment income(2)(3)	0.57
Net realized and unrealized gain/loss	0.76
Total from investment activities	1.33
Distributions
Net investment income	(0.54)
NET ASSET VALUE
End of period	$ 50.79
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	2.68%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.26%(5)
Net expenses after waivers/payments by Price Associates	0.26%(5)
Net investment income	4.16%(5)
Portfolio turnover rate(6)	71.1%
Net assets, end of period (in thousands)	$ 22,854

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

February 28, 2026
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.8%
ALABAMA 2.2%
Black Belt Energy Gas District, Series D, VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	250	278
Southeast Energy Auth. A Cooperative District, Series H, 5.00%, 11/1/35	200	219
		497
ARIZONA 2.6%
Arizona IDA, Series A, 5.00%, 11/1/42	200	215
Arizona IDA, Series A, 5.00%, 11/1/44	125	128
Phoenix Arizona IDA, Series A, 5.00%, 7/1/42	200	201
Sierra Vista IDA, 5.00%, 6/15/64 (1)	50	43
		587
CALIFORNIA 7.7%
California Community Choice Fin. Auth., Series F, 5.50%, 10/1/54 (Tender 11/1/30)	250	275
California Community Choice Fin. Auth., Series G, 5.00%, 12/1/35	100	113
California Municipal Fin. Auth., Series A, 5.50%, 7/1/45	50	50
California Municipal Fin. Auth., Series A-P3, 5.00%, 7/1/40 (1)	150	151
California Municipal Fin. Auth., Series B, 5.125%, 9/1/55	50	50
California Statewide CDA, Series C-1, 5.00%, 9/2/40	290	314
California Statewide CDA, Series C-1, 5.00%, 9/2/39	200	218
CSCDA Community Improvement Auth., Series B, 4.00%, 2/1/57 (1)	250	194
Golden State Tobacco Securitization, Series B-2, Zero Coupon, 6/1/66	2,000	213
Transbay Joint Powers Auth., Series A, 5.00%, 10/1/37	165	172
		1,750
COLORADO 3.0%
Colorado HFA, Series A, 4.00%, 11/15/46	280	263

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Denver City & County Airport System Revenue, Series A, 5.00%, 12/1/37 (2)	400	420
		683
DELAWARE 0.9%
Delaware State Economic Dev. Auth., Series A, 5.00%, 9/1/46	200	200
		200
DISTRICT OF COLUMBIA 1.8%
District of Columbia, Series A, Refunding Bond, 5.00%, 7/1/42	200	203
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/44	200	206
		409
GEORGIA 6.8%
Fulton County Dev. Auth., Series A, 3.00%, 7/1/44	190	157
Fulton County Dev. Auth., Series A, 5.00%, 4/1/42	100	101
Fulton County Dev. Auth., Series A, 5.00%, 3/15/36	100	100
George L Smith II Congress Center Auth., Series A, 4.00%, 1/1/54	300	259
Main Street Natural Gas Inc, Series A, 5.00%, 5/1/54 (Tender 9/1/31)	250	273
Metropolitan Atlanta Rapid Transit Auth., Series A, 3.50%, 7/1/43	100	93
Savannah Georgia Convention Center Auth., Series A, 5.25%, 6/1/40	250	275
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	300	303
		1,561
INDIANA 0.9%
Indiana Fin. Auth., Series A-1, 5.00%, 11/15/38	100	116
Whitestown, 6.00%, 9/1/50 (1)	100	100
		216

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
IOWA 0.9%
Iowa Tobacco Settlement Auth., Series A2, 4.00%, 6/1/39	200	198
		198
KENTUCKY 0.9%
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	195	209
		209
MARYLAND 8.2%
Maryland Community Development Administration, Series B, 3.00%, 9/1/51	360	358
Maryland Economic Dev., Series A, 5.75%, 7/1/53	175	183
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2)	460	462
Maryland HHEFA, 5.25%, 1/1/37	100	100
Maryland HHEFA, Series A, 4.00%, 7/1/42	60	60
Maryland HHEFA, Series A, 4.00%, 6/1/40	40	39
Maryland HHEFA, Series A, 5.50%, 1/1/46	400	404
Maryland HHEFA, Series B, 4.00%, 1/1/51	100	85
Maryland HHEFA, Series C, 5.25%, 7/1/50 (3)	170	179
		1,870
MICHIGAN 0.4%
Grand Rapids Economic Dev., Series A, 6.125%, 11/1/60	100	101
		101
MISSOURI 0.6%
St. Louis County IDA, Series A, 5.00%, 8/15/35	50	50
St. Louis Missouri IDA, Series A, 4.75%, 11/15/47	100	88
		138
NEW HAMPSHIRE 0.9%
New Hampshire Business Fin. Auth., Series 2, 4.25%, 7/20/41	195	201
		201

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
NEW JERSEY 3.6%
New Jersey Economic Dev. Auth., 5.00%, 11/1/45	100	103
New Jersey Economic Dev. Auth., 5.125%, 1/1/34 (2)	200	200
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	100	105
New Jersey HCFFA, Series A, 5.00%, 7/1/43	100	101
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46	150	148
Township of Piscataway, GO, 2.00%, 10/15/37	200	174
		831
NEW YORK 15.1%
Battery Park City Auth., 5.00%, 11/1/46	250	273
Genesee County Funding, Series A, 5.50%, 12/1/55	100	104
New York City IDA, Series A, 3.00%, 1/1/34 (3)	200	200
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%, 6/15/55	1,000	1,068
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series B, 5.00%, 5/1/51	500	524
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	400	400
New York State Dormitory Auth., 5.00%, 12/1/31 (1)	100	100
New York Transportation Dev., 5.00%, 10/1/40 (2)	100	103
New York Transportation Dev., 6.00%, 6/30/59 (2)	400	427
Port Auth. of New York & New Jersey, Series 197, 5.00%, 11/15/41 (2)	250	253
		3,452
NORTH CAROLINA 4.8%
North Carolina Housing Fin. Agency, Series 49, 6.00%, 7/1/53	70	75
North Carolina Turnpike Auth., 4.00%, 1/1/39	400	407
University of North Carolina at Chapel Hill, Series A, 5.00%, 12/1/55	575	610
		1,092

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
OHIO 2.2%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, 5.00%, 6/1/55	125	103
Cuyahoga County, 5.00%, 2/15/37	200	202
Ohio Air Quality Dev. Auth., 4.25%, 1/15/38 (1)(2)	200	202
		507
PENNSYLVANIA 2.2%
Chester County IDA, 6.00%, 10/15/52 (1)	100	100
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (2)	300	297
Philadelphia Auth. for Industrial Dev., 5.00%, 11/1/47	50	52
Philadelphia Auth. for Industrial Dev., 5.00%, 11/1/47	50	50
		499
PUERTO RICO 3.7%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (4)	418	289
Puerto Rico Electric Power Auth., Series DDD, 5.00%, 7/1/20 (5)	25	17
Puerto Rico Electric Power Auth., Series TT, Refunding Bond, 4.20%, 7/1/19 (5)	50	33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)	15	10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/20 (5)	10	7
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/46	207	74
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	100	100
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	200	201
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	130	127
		858
SOUTH CAROLINA 1.4%
Medical University Hospital Auth., 5.25%, 5/15/46	200	211

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Series A, 5.50%, 6/15/33	100	100
		311
TENNESSEE 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series A, 5.00%, 7/1/46	100	100
Metropolitan Nashville Airport Auth., Series B, 5.25%, 7/1/51 (2)	125	131
Tennessee Energy Acquisition, Series A, 5.00%, 11/1/34	125	139
		370
TEXAS 10.3%
Arlington Higher Education Fin., 5.75%, 6/15/55 (1)	100	102
Arlington Higher Education Fin., Series A, 3.00%, 8/15/45	300	241
City of Austin Airport System Revenue, 5.00%, 11/15/43 (2)	310	329
Clifton Higher Education Fin., 5.00%, 8/15/43	200	217
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/29) (2)	400	429
Harris County Cultural Education Facilities Fin., Series A, 5.00%, 1/1/43	200	200
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49	785	744
Houston Airport System Revenue, Series A, 4.00%, 7/1/41 (2)	100	94
		2,356
UTAH 1.8%
Salt Lake City Airport Revenue, Series A, 5.25%, 7/1/53 (2)	400	413
		413
VIRGINIA 11.8%
Alexandria ReDev. & Housing Auth., 3.20%, 12/1/54 (Tender 6/1/27)	100	101
Chesapeake Bay Bridge & Tunnel District, 5.00%, 7/1/41	500	502
Henrico County Economic Dev. Auth., 3.20%, 12/1/45 (Tender 12/1/29)	750	758

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Madison County IDA, Series A, 3.00%, 10/1/46	390	314
New York Transportation Dev. Auth., 5.00%, 12/1/38	165	165
Norfolk Economic Dev. Auth., Series B, 4.00%, 11/1/48	125	116
Tobacco Settlement Fin., Series B1, 5.00%, 6/1/47	200	170
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 1/1/39 (2)	100	100
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/47 (2)	100	100
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/56 (2)	375	369
		2,695
WISCONSIN 2.5%
PFA, Series 2025, 5.75%, 6/30/60 (2)	100	105
PFA, Series 2025, 6.50%, 12/31/65 (2)	100	111
PFA, Series A, 4.00%, 7/15/33 (1)	100	101
PFA, Series A, 5.00%, 6/1/37 (1)	150	155
PFA, Series A, 5.00%, 7/1/45	100	105
		577
Total Municipal Securities (Cost $22,247)		22,581
Total Investments 98.8% of Net Assets (Cost $22,247)		$22,581

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,353 and represents 5.9% of net assets.
(2)	Interest subject to alternative minimum tax.
(3)	Insured by Assured Guaranty Municipal Corporation
(4)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(5)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.

CDA	Community Development Administration/Authority

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

DFA	Development Finance Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

February 28, 2026
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $22,247)	$22,581
Interest and dividends receivable	228
Cash	50
Total assets	22,859
Liabilities
Investment management and administrative fees payable	5
Total liabilities	5
NET ASSETS	$22,854
Net Assets Consists of:
Total distributable earnings (loss)	$344
Paid-in capital applicable to 450,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	22,510
NET ASSETS	$22,854
NET ASSET VALUE PER SHARE	$50.79
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

    STATEMENT OF OPERATIONS

($000s)
11/19/25 Through
2/28/26
Investment Income (Loss)
Interest income	$264
Investment management and administrative expense	16
Net investment income	248
Realized and Unrealized Gain / Loss
Change in net unrealized gain / loss on securities	334
Net realized and unrealized gain / loss	334
INCREASE IN NET ASSETS FROM OPERATIONS	$582
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
11/19/25 Through
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$248
Change in net unrealized gain / loss	334
Increase in net assets from operations	582
Distributions to shareholders
Net earnings	(238)
Capital share transactions*
Shares sold	22,510
Increase in net assets from capital share transactions	22,510
Net Assets
Increase during period	22,854
Beginning of period	-
End of period	$22,854
*Share information (000s)
Shares sold	450
Increase in shares outstanding	450
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Long Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 19, 2025. The fund seeks high current income exempt from federal income taxes.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock
Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On February 28, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $38,248,000 and $16,001,000, respectively, for the period ended February 28, 2026.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the period presented was as follows:
($000s)
February 28,
2026
Tax-exempt income	$238
At February 28, 2026, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

($000s)
Cost of investments	$22,247
Unrealized appreciation	$348
Unrealized depreciation	(14)
Net unrealized appreciation (depreciation)	$334
At February 28, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed tax-exempt income	$10
Net unrealized appreciation (depreciation)	334
Total distributable earnings (loss)	$344
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.26% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of February 28, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 89% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended February 28, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets,

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Long Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Long Municipal Income ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 19, 2025 (inception) through February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period November 19, 2025 (inception) through February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 02/28/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $238,000 which qualified as exempt-interest dividends.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services that will be provided by the Adviser.
Costs, Benefits, Profits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate for the fund was determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry.  In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund will be shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1255-050 04/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026